BY EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:	ESSA Pharma Inc.
Registration Statement on Form F-3
Submitted January 22, 2018
CIK No. 1633932

Ladies and Gentlemen:

ESSA Pharma Inc. (the “Company”) is filing herewith a resale registration statement on Form F-3 to replace three existing resale registrations (the “Existing Resale Registrations”) pursuant to the Company’s current registration statement on Form F-10 under the U.S./Canada Multijurisdictional Disclosure System (the “MJDS”). The Existing Resale Registrations expire on January 23, 2018 and the Company is not eligible to file a new registration statement on Form F-10. The Company is therefore switching from Form F-10 to Form F-3 to satisfy its continuing resale registration rights obligations.

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Licensed as foreign legal consultants

jurisdiction of primary qualification: New York

Securities and Exchange Commission

January 22, 2018

Please telephone the undersigned at (416) 777-4700 if you have any questions or require any additional information.

Very truly yours,

/s/ Riccardo Leofanti

Riccardo Leofanti

cc:        David Wood, Chief Financial Officer, ESSA Pharma Inc.